Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (16.0%)

	Airlines (0.3%)
317,532	Air Canada Pass Through Trust
	Series 2015-1, Class B*
	3.875%, 09/15/24	$316,296
49,167	Air Canada Pass Through Trust
	Series 2015-2, Class B*
	5.000%, 06/15/25	47,929
219,238	Alaska Airlines Pass Through
	Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	214,031
132,190	Alaska Airlines Pass Through
	Trust Series 2020-1, Class B*
	8.000%, 02/15/27	134,837
239,632	British Airways Pass Through
	Trust Series 2021-1, Class B*
	3.900%, 03/15/33	204,895
170,926	JetBlue Pass Through Trust
	Series 2020-1, Class B
	7.750%, 05/15/30	168,731
276,000	Spirit Loyalty Cayman, Ltd. /
	Spirit IP Cayman, Ltd.*
	8.000%, 09/20/25	282,184
100,841	United Airlines Pass Through
	Trust Series 2019-2, Class B
	3.500%, 11/01/29	90,591

		1,459,494

	Communication Services (1.6%)
250,000	Altice France, SA*
	5.500%, 10/15/29	197,782
260,000	APi Group DE, Inc.*
	4.750%, 10/15/29	234,762
335,000	Arrow Bidco, LLC*
	9.500%, 03/15/24	336,913
225,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	181,798
	Audacy Capital Corp.*
273,000	6.750%, 03/31/29	49,061
100,000	6.500%, 05/01/27	17,411
169,000	Beasley Mezzanine Holdings, LLC*
	8.625%, 02/01/26	110,526
166,000	Cincinnati Bell Telephone
	Company, LLC
	6.300%, 12/01/28	149,539
55,000	CMG Media Corp.*
	8.875%, 12/15/27	43,105
330,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	269,775
	CSC Holdings, LLC*
400,000	4.625%, 12/01/30	237,008
335,000	5.375%, 02/01/28	281,849
300,000	5.750%, 01/15/30	189,618
200,000	5.500%, 04/15/27	176,310
200,000	4.500%, 11/15/31	147,568
	Diamond Sports Group, LLC /
	Diamond Sports Finance
	Company*
180,000	6.625%, 08/15/27	3,776
151,000	5.375%, 08/15/26	11,160

PRINCIPAL AMOUNT		VALUE
302,000	Directv Financing, LLC / Directv
	Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	$274,023
153,000	Embarq Corp.
	7.995%, 06/01/36	73,920
225,000	Frontier California, Inc.
	6.750%, 05/15/27	213,282
	Frontier Communications Holdings, LLC*
140,000	5.000%, 05/01/28	127,168
54,000	8.750%, 05/15/30	55,984
242,000	Frontier Florida, LLC@
	6.860%, 02/01/28	225,120
330,000	Frontier North, Inc.@
	6.730%, 02/15/28	305,586
	Go Daddy Operating Company,
	LLC / GD Finance Company, Inc.*
195,000	3.500%, 03/01/29	168,919
69,000	5.250%, 12/01/27	66,911
80,000	Hughes Satellite Systems Corp.
	5.250%, 08/01/26	78,108
	Intelsat Jackson Holdings, SA@&
170,000	9.750%, 07/15/25*	—
130,000	5.500%, 08/01/23	—
265,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	258,285
155,317	Ligado Networks, LLC*
	15.500%, 11/01/23
	15.500% PIK rate	54,386
	Lumen Technologies, Inc.
341,000	7.600%, 09/15/39	230,840
108,000	4.500%, 01/15/29*	72,682
109,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	87,581
200,000	Netflix, Inc.*
	4.875%, 06/15/30	198,252
105,000	Paramount Global‡
	6.375%, 03/30/62
	5 year CMT + 4.00%	91,468
	Scripps Escrow II, Inc.*
111,000	3.875%, 01/15/29	93,289
56,000	5.375%, 01/15/31	45,226
210,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	187,713
	Sirius XM Radio, Inc.*
165,000	4.000%, 07/15/28	146,898
110,000	3.125%, 09/01/26	99,289
54,000	3.875%, 09/01/31	44,484
115,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	67,994
190,000	Stagwell Global, LLC*
	5.625%, 08/15/29	166,733
215,000	Telecom Italia Capital, SA
	6.000%, 09/30/34	172,783
219,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	100,790
85,000	Time Warner Cable, LLC
	7.300%, 07/01/38	91,410
355,000	United States Cellular Corp.
	6.700%, 12/15/33	330,398

		6,767,483

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (3.0%)
265,000	Abercrombie & Fitch Management
	Company*^
	8.750%, 07/15/25	$267,984
230,000	American Axle & Manufacturing, Inc.^
	6.875%, 07/01/28	209,847
	Ashton Woods USA, LLC / Ashton
	Woods Finance Company*
190,000	4.625%, 08/01/29	158,770
139,000	6.625%, 01/15/28	127,241
267,000	At Home Group, Inc.*^
	4.875%, 07/15/28	195,305
	Bath & Body Works, Inc.
292,000	6.694%, 01/15/27	294,359
270,000	6.875%, 11/01/35	249,191
	Caesars Entertainment, Inc.*
136,000	4.625%, 10/15/29^	116,290
112,000	8.125%, 07/01/27^	113,777
112,000	6.250%, 07/01/25	111,655
	Carnival Corp.*
112,000	10.500%, 02/01/26	117,273
56,000	7.625%, 03/01/26^	51,021
260,000	Carriage Services, Inc.*
	4.250%, 05/15/29	214,162
165,000	Carvana Company*
	4.875%, 09/01/29	73,706
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.*
470,000	5.125%, 05/01/27	448,333
250,000	6.375%, 09/01/29	241,468
245,000	4.750%, 03/01/30	214,453
215,000	4.250%, 02/01/31	179,258
125,000	5.000%, 02/01/28	116,753
125,000	4.500%, 08/15/30	106,954
108,000	4.750%, 02/01/32	91,890
108,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	102,486
207,000	Cedar Fair, LP^
	5.250%, 07/15/29	190,840
	Dana, Inc.
175,000	4.250%, 09/01/30	148,902
109,000	4.500%, 02/15/32	91,983
	DISH DBS Corp.
275,000	5.250%, 12/01/26*	237,144
209,000	7.750%, 07/01/26	169,831
133,000	7.375%, 07/01/28	95,777
110,000	5.125%, 06/01/29	70,131
220,000	DISH Network Corp.*
	11.750%, 11/15/27	228,378
200,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	164,094
238,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	215,538
220,000	Ford Motor Company
	6.100%, 08/19/32	216,110
	Ford Motor Credit Company, LLC
410,000	7.350%, 11/04/27	430,434
350,000	4.000%, 11/13/30	305,942
315,000	4.134%, 08/04/25	301,272
300,000	5.113%, 05/03/29	284,625
200,000	7.350%, 03/06/30	210,214
	Gap, Inc.*
82,000	3.875%, 10/01/31^	61,498
11,000	3.625%, 10/01/29	8,465

PRINCIPAL AMOUNT		VALUE
	goeasy, Ltd.*
350,000	5.375%, 12/01/24	$335,864
208,000	4.375%, 05/01/26	186,853
277,000	Goodyear Tire & Rubber
	Company^
	5.000%, 07/15/29	244,505
93,000	Group 1 Automotive, Inc.*
	4.000%, 08/15/28	81,828
326,000	Guitar Center, Inc.*&^
	8.500%, 01/15/26	285,191
345,000	International Game Technology, PLC*
	6.250%, 01/15/27	346,911
220,000	Liberty Interactive, LLC
	8.250%, 02/01/30	103,899
	Life Time, Inc.*
169,000	8.000%, 04/15/26^	164,374
110,000	5.750%, 01/15/26	106,462
139,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	136,302
140,000	M/I Homes, Inc.
	3.950%, 02/15/30	117,947
	Macy’s Retail Holdings, LLC
230,000	6.700%, 07/15/34*	194,543
136,000	5.875%, 03/15/30*	124,577
110,000	4.300%, 02/15/43	68,313
260,000	Mclaren Finance, PLC*
	7.500%, 08/01/26	196,934
287,000	Midwest Gaming Borrower, LLC /
	Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	254,124
294,000	Mohegan Tribal Gaming
	Authority*
	8.000%, 02/01/26	278,824
	Newell Brands, Inc.^
55,000	6.375%, 09/15/27	55,364
27,000	6.625%, 09/15/29	27,400
	Nordstrom, Inc.
110,000	5.000%, 01/15/44^	74,133
105,000	4.250%, 08/01/31	79,067
250,000	Penn Entertainment, Inc.*^
	4.125%, 07/01/29	207,453
305,000	Premier Entertainment Sub, LLC /
	Premier Entertainment Finance
	Corp.*^
	5.625%, 09/01/29	222,254
553,000	Rite Aid Corp.*
	8.000%, 11/15/26	309,000
320,000	Simmons Foods, Inc. / Simmons
	Prepared Foods, Inc. / Simmons
	Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	271,808
241,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	200,608
131,000	Speedway Motorsports, LLC /
	Speedway Funding II, Inc.*
	4.875%, 11/01/27	123,061
455,000	Station Casinos, LLC*
	4.500%, 02/15/28	410,010
128,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	124,312
55,000	Viking Cruises, Ltd.*
	13.000%, 05/15/25	58,373
260,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	210,808

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
55,000	Williams Scotsman International, Inc.*
	4.625%, 08/15/28	$51,010

		12,885,466

	Consumer Staples (0.7%)
251,000	Central Garden & Pet Company*
	4.125%, 04/30/31	210,878
245,000	Edgewell Personal Care
	Company*
	4.125%, 04/01/29	213,650
	Energizer Holdings, Inc.*
307,000	4.375%, 03/31/29	266,553
54,000	6.500%, 12/31/27	52,790
	JBS USA LUX, SA / JBS USA
	Food Company / JBS USA
	Finance, Inc.*
320,000	5.500%, 01/15/30	311,174
245,000	5.125%, 02/01/28	240,335
80,000	5.750%, 04/01/33	78,800
174,000	New Albertsons, LP
	7.750%, 06/15/26	177,222
217,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	193,900
250,000	PetSmart, Inc. / PetSmart Finance
	Corp.*
	4.750%, 02/15/28	232,328
	Pilgrim’s Pride Corp.*
165,000	4.250%, 04/15/31	143,233
140,000	5.875%, 09/30/27	139,010
110,000	Post Holdings, Inc.*
	5.750%, 03/01/27	108,556
209,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	177,564
245,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	236,810
342,000	Vector Group, Ltd.*
	5.750%, 02/01/29	298,819

		3,081,622

	Energy (1.9%)
211,000	Antero Resources Corp.*
	5.375%, 03/01/30	196,973
223,000	Apache Corp.
	5.100%, 09/01/40	194,848
	Buckeye Partners, LP
140,000	3.950%, 12/01/26	128,615
135,000	5.850%, 11/15/43	103,868
305,000	Callon Petroleum Company*
	7.500%, 06/15/30	295,441
112,000	Cheniere Energy, Inc.
	4.625%, 10/15/28	106,822
167,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	164,934
	Continental Resources, Inc.*
165,000	2.875%, 04/01/32	129,548
100,000	5.750%, 01/15/31	98,283
290,000	DCP Midstream Operating, LP*‡
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	287,251
3,142	Diamond Foreign Asset Company
	/ Diamond Finance, LLC
	9.000%, 04/22/27
	13.000% PIK rate	3,041
169,000	DT Midstream, Inc.*
	4.125%, 06/15/29	149,252

PRINCIPAL AMOUNT		VALUE
327,000	Earthstone Energy Holdings, LLC*
	8.000%, 04/15/27	$319,322
120,000	Enbridge, Inc.‡
	7.375%, 01/15/83
	5 year CMT + 3.71%	120,193
	Energy Transfer, LP‡
320,000	7.831%, 11/01/66
	3 mo. USD LIBOR + 3.02%	259,341
162,000	6.500%, 11/15/26
	5 year CMT + 5.69%	152,879
	EnLink Midstream Partners, LP
240,000	8.879%, 03/03/23‡
	3 mo. USD LIBOR + 4.11%	202,039
224,000	4.850%, 07/15/26	217,898
105,000	Enlink Midstream, LLC*^
	6.500%, 09/01/30	107,160
250,000	EQM Midstream Partners, LP*
	7.500%, 06/01/27	250,945
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
173,000	6.250%, 05/15/26	166,014
53,000	8.875%, 04/15/30	53,898
	Gulfport Energy Corp.
215,000	6.375%, 05/15/25&	—
150,000	8.000%, 05/17/26*	149,028
65,708	8.000%, 05/17/26	65,282
250,000	Hilcorp Energy I, LP / Hilcorp
	Finance Company*
	6.000%, 04/15/30	234,302
163,000	Howard Midstream Energy
	Partners, LLC*
	6.750%, 01/15/27	159,137
217,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	210,217
	Moss Creek Resources Holdings, Inc.*
135,000	10.500%, 05/15/27	131,285
90,000	7.500%, 01/15/26	83,226
200,000	MPLX, LP‡
	6.875%, 02/15/23
	3 mo. USD LIBOR + 4.65%	200,128
105,000	Nabors Industries, Inc.*
	7.375%, 05/15/27	105,219
	New Fortress Energy, Inc.*
221,000	6.750%, 09/15/25	212,286
113,000	6.500%, 09/30/26	104,435
200,000	Par Petroleum, LLC / Par
	Petroleum Finance Corp.*
	7.750%, 12/15/25	197,606
230,000	Parkland Corp.*
	5.875%, 07/15/27	221,136
213,000	Patterson-UTI Energy, Inc.
	5.150%, 11/15/29	198,997
270,000	Plains All American Pipeline, LP‡
	8.716%, 03/03/23
	3 mo. USD LIBOR + 4.11%	244,318
200,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	190,686
	Southwestern Energy Company
155,000	5.375%, 03/15/30	144,556
109,000	4.750%, 02/01/32	96,163
105,000	5.375%, 02/01/29	98,775
54,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	48,199

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
105,000	Transocean, Inc.*
	8.750%, 02/15/30	$108,500
	Venture Global Calcasieu Pass, LLC*
55,000	4.125%, 08/15/31	48,885
55,000	3.875%, 08/15/29	49,115
15,000	6.250%, 01/15/30	15,299
	Vital Energy, Inc.
206,000	10.125%, 01/15/28	205,458
108,000	9.500%, 01/15/25	109,075
190,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	167,517
135,000	W&T Offshore, Inc.*
	9.750%, 11/01/23	135,121
	Weatherford International, Ltd.*
234,000	6.500%, 09/15/28	233,221
155,000	8.625%, 04/30/30	156,428

		8,032,165

	Financials (3.0%)
	Acrisure, LLC / Acrisure Finance, Inc.*
333,000	6.000%, 08/01/29	275,151
292,000	7.000%, 11/15/25	278,375
323,000	Aethon United BR, LP / Aethon
	United Finance Corp.*
	8.250%, 02/15/26	321,737
363,000	AG Issuer, LLC*
	6.250%, 03/01/28	343,507
	Alliant Holdings Intermediate, LLC
	/ Alliant Holdings Co-Issuer*
400,000	6.750%, 10/15/27	374,876
55,000	5.875%, 11/01/29	47,991
55,000	4.250%, 10/15/27	50,508
	Ally Financial, Inc.
245,000	4.700%, 05/15/26‡
	5 year CMT + 3.87%	201,831
175,000	8.000%, 11/01/31	192,313
100,000	4.700%, 05/15/28‡
	7 year CMT + 3.48%	77,125
439,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	387,400
200,000	AssuredPartners, Inc.*
	7.000%, 08/15/25	197,676
248,000	Aviation Capital Group, LLC*µ
	3.500%, 11/01/27	222,806
	Avolon Holdings Funding, Ltd.*µ
90,000	5.500%, 01/15/26	88,221
85,000	3.950%, 07/01/24	82,493
434,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	383,652
	Brookfield Property REIT, Inc. /
	BPR Cumulus, LLC / BPR
	Nimbus, LLC / GGSI Sellco, LLC*
430,000	4.500%, 04/01/27	379,720
264,000	5.750%, 05/15/26	249,042
200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	183,030
239,000	Castlelake Aviation Finance DAC*^
	5.000%, 04/15/27	218,929
	Credit Acceptance Corp.
237,000	5.125%, 12/31/24*	223,076
230,000	6.625%, 03/15/26^	210,583

PRINCIPAL AMOUNT		VALUE
283,000	Enact Holdings, Inc.*
	6.500%, 08/15/25	$279,196
321,000	Global Net Lease, Inc. / Global
	Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	271,341
317,000	Greystar Real Estate Partners,
	LLC*
	5.750%, 12/01/25	313,285
	HUB International, Ltd.*
330,000	7.000%, 05/01/26	328,696
324,000	5.625%, 12/01/29^	291,882
	Icahn Enterprises, LP / Icahn
	Enterprises Finance Corp.
164,000	4.375%, 02/01/29	143,087
143,000	5.250%, 05/15/27	133,994
500,000	ILFC E-Capital Trust II*‡
	6.538%, 12/21/65
	3 mo. USD LIBOR + 1.80%	337,605
435,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	414,068
600,000	Jefferies Finance, LLC / JFIN Co-
	Issuer Corp.*
	5.000%, 08/15/28	513,414
	Ladder Capital Finance Holdings,
	LLLP / Ladder Capital Finance Corp.*
387,000	5.250%, 10/01/25	372,878
109,000	4.750%, 06/15/29	90,687
311,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	203,120
	Level 3 Financing, Inc.*
418,000	3.875%, 11/15/29	339,257
235,000	4.250%, 07/01/28	186,435
162,000	LPL Holdings, Inc.*
	4.000%, 03/15/29	145,069
487,000	MetLife, Inc.
	6.400%, 12/15/66	499,282
300,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	262,428
	Navient Corp.
493,000	5.000%, 03/15/27	450,696
195,000	4.875%, 03/15/28	172,760
250,000	Necessity Retail REIT, Inc. /
	American Finance Operating
	Partner, LP*
	4.500%, 09/30/28	192,313
	OneMain Finance Corp.
150,000	3.875%, 09/15/28	126,540
88,000	7.125%, 03/15/26	87,602
110,000	Park Intermediate Holdings, LLC /
	PK Domestic Property, LLC / PK
	Finance Co-Issuer*
	5.875%, 10/01/28	101,885
341,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	312,182
55,000	PNC Financial Services Group, Inc.µ‡
	6.000%, 05/15/27
	5 year CMT + 3.00%	54,644
260,000	RHP Hotel Properties, LP / RHP
	Finance Corp.*
	4.500%, 02/15/29	232,703
	Rocket Mortgage, LLC / Rocket
	Mortgage Co-Issuer, Inc.*
100,000	3.875%, 03/01/31	81,625

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
100,000	3.625%, 03/01/29	$84,502
50,000	2.875%, 10/15/26	44,650
227,000	StoneX Group, Inc.*
	8.625%, 06/15/25	230,219
53,000	SVB Financial Group‡^
	4.000%, 05/15/26
	5 year CMT + 3.20%	42,632
	United Wholesale Mortgage, LLC*
258,000	5.500%, 04/15/29	222,231
105,000	5.750%, 06/15/27	94,653
110,000	Uniti Group, LP / Uniti Group
	Finance, Inc. / CSL Capital, LLC*
	6.500%, 02/15/29	76,174
250,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	214,372
237,000	XHR, LP*
	6.375%, 08/15/25	235,194

		13,173,343

	Health Care (1.2%)
	Bausch Health Companies, Inc.*
398,000	11.000%, 09/30/28	312,685
81,000	6.125%, 02/01/27	55,329
78,000	14.000%, 10/15/30	50,378
	CHS/Community Health Systems, Inc.*
435,000	6.125%, 04/01/30	264,297
230,000	8.000%, 03/15/26	223,627
127,000	6.875%, 04/15/29	80,442
27,000	5.250%, 05/15/30	21,807
	DaVita, Inc.*
433,000	4.625%, 06/01/30	365,071
258,000	3.750%, 02/15/31	200,892
	Embecta Corp.*
162,000	5.000%, 02/15/30	133,582
52,000	6.750%, 02/15/30	46,907
	Encompass Health Corp.
110,000	4.750%, 02/01/30	100,961
110,000	4.500%, 02/01/28	102,799
300,000	HCA, Inc.
	7.500%, 11/06/33	332,832
200,000	Jazz Securities DAC*
	4.375%, 01/15/29	183,066
119,000	Mallinckrodt International Finance,
	SA / Mallinckrodt CB, LLC*
	10.000%, 06/15/29	68,424
	Medline Borrower, LP*
270,000	3.875%, 04/01/29	231,260
267,000	5.250%, 10/01/29^	224,411
400,000	Organon & Company / Organon
	Foreign Debt Co-Issuer, BV*
	5.125%, 04/30/31	360,764
305,000	Team Health Holdings, Inc.*
	6.375%, 02/01/25	203,832
	Tenet Healthcare Corp.
430,000	6.250%, 02/01/27	421,808
295,000	6.875%, 11/15/31	273,450
	Teva Pharmaceutical Finance
	Netherlands III, BV
495,000	6.000%, 04/15/24	494,297
200,000	4.750%, 05/09/27	186,124
100,000	3.150%, 10/01/26	89,773

		5,028,818

PRINCIPAL AMOUNT		VALUE

	Industrials (2.5%)
260,000	ACCO Brands Corp.*
	4.250%, 03/15/29	$225,118
235,000	AerCap Holdings, NV‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	225,069
200,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	155,550
	Albertsons Companies, Inc. /
	Safeway, Inc. / New Albertsons,
	LP / Albertsons, LLC*
365,000	4.625%, 01/15/27	347,312
216,000	3.500%, 03/15/29	186,443
155,000	5.875%, 02/15/28	151,688
250,000	Allegiant Travel Company*
	7.250%, 08/15/27	245,417
55,000	American Airlines Group, Inc.*^
	3.750%, 03/01/25	51,466
245,435	American Airlines Pass Through
	Trust Series 2021-1, Class B
	3.950%, 01/11/32	208,158
	American Airlines, Inc. /
	AAdvantage Loyalty IP, Ltd.*
169,000	5.500%, 04/20/26	165,874
56,000	5.750%, 04/20/29	54,263
127,000	Arcosa, Inc.*
	4.375%, 04/15/29	113,556
475,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	373,269
80,000	Ball Corp.
	6.875%, 03/15/28	82,645
178,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	153,489
226,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	204,537
105,000	Cascades, Inc. / Cascades USA, Inc.*
	5.125%, 01/15/26	98,316
57,000	Delta Air Lines, Inc.^
	7.375%, 01/15/26	59,694
56,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.750%, 10/20/28	54,490
282,000	Deluxe Corp.*
	8.000%, 06/01/29	241,809
108,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	96,458
163,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	157,130
275,000	Endurance International Group
	Holdings, Inc.*
	6.000%, 02/15/29	199,727
140,000	EnerSys*
	4.375%, 12/15/27	129,469
180,000	Fly Leasing, Ltd.*
	7.000%, 10/15/24	156,973
135,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	118,830
140,000	Granite US Holdings Corp.*
	11.000%, 10/01/27	147,759
	Graphic Packaging International, LLC*
102,000	3.500%, 03/01/29	89,924

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
85,000	4.750%, 07/15/27	$81,906
236,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	199,307
516,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	455,680
324,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	310,032
270,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	259,022
200,000	Howmet Aerospace, Inc.
	5.125%, 10/01/24	199,756
255,000	IEA Energy Services, LLC*
	6.625%, 08/15/29	250,532
280,000	JELD-WEN, Inc.*
	4.625%, 12/15/25	248,133
360,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	310,518
110,000	MasTec, Inc.*
	4.500%, 08/15/28	102,037
170,000	Moog, Inc.*
	4.250%, 12/15/27	157,818
232,000	Novelis Corp.*
	4.750%, 01/30/30	212,310
80,000	OI European Group, BV*
	4.750%, 02/15/30	71,991
255,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	229,528
327,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	279,820
	QVC, Inc.
163,000	4.375%, 09/01/28	104,801
110,000	5.450%, 08/15/34	65,049
	Sealed Air Corp.*
163,000	6.125%, 02/01/28	164,581
54,000	5.000%, 04/15/29	51,258
210,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	179,762
	Sinclair Television Group, Inc.*
167,000	4.125%, 12/01/30	132,955
100,000	5.500%, 03/01/30^	79,868
225,000	Standard Industries, Inc.* 5.000%, 02/15/27	214,529
176,000	Stericycle, Inc.* 3.875%, 01/15/29	156,640
166,000	STL Holding Company, LLC* 7.500%, 02/15/26	146,654
200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	198,438
	TransDigm, Inc.
209,000	6.250%, 03/15/26*	209,136
205,000	7.500%, 03/15/27	206,751
162,000	Tronox, Inc.* 4.625%, 03/15/29	138,750
217,000	Vertiv Group Corp.* 4.125%, 11/15/28	189,326
228,000	Wabash National Corp.* 4.500%, 10/15/28	201,018
250,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	232,783
	WESCO Distribution, Inc.*
81,000	7.125%, 06/15/25	82,345
67,000	7.250%, 06/15/28	68,960

PRINCIPAL AMOUNT		VALUE
235,000	Williams Scotsman International, Inc.*
	6.125%, 06/15/25	$236,168

		10,922,595

	Information Technology (0.7%)
109,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	98,006
126,000	Coherent Corp.*
	5.000%, 12/15/29	115,402
200,000	CommScope Technologies, LLC*
	6.000%, 06/15/25	189,698
200,000	CommScope, Inc.*
	4.750%, 09/01/29	166,538
210,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	216,094
138,000	Fair Isaac Corp.*
	4.000%, 06/15/28	128,308
245,000	KBR, Inc.*
	4.750%, 09/30/28	223,732
	MPH Acquisition Holdings, LLC*
245,000	5.750%, 11/01/28^	178,314
110,000	5.500%, 09/01/28	91,618
113,000	NCR Corp.*
	5.125%, 04/15/29	98,424
167,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	152,511
	Open Text Corp.*
204,000	3.875%, 02/15/28	177,519
110,000	6.900%, 12/01/27	112,816
81,000	3.875%, 12/01/29	67,518
81,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	65,924
113,000	Playtika Holding Corp.*
	4.250%, 03/15/29	93,965
315,000	TTM Technologies, Inc.*^
	4.000%, 03/01/29	275,357
	Twilio, Inc.
150,000	3.625%, 03/15/29	127,565
57,000	3.875%, 03/15/31^	47,314
275,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	240,048
260,000	ZoomInfo Technologies, LLC /
	ZoomInfo Finance Corp.*
	3.875%, 02/01/29	224,523

		3,091,194

	Materials (0.6%)
130,000	ArcelorMittal, SA
	7.000%, 10/15/39	140,782
85,000	ATI, Inc.
	5.875%, 12/01/27	82,589
55,000	Carpenter Technology Corp.
	7.625%, 03/15/30	56,515
165,000	Chemours Company*
	4.625%, 11/15/29	137,957
355,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	317,739
	Commercial Metals Company
108,000	4.125%, 01/15/30	96,995
54,000	4.375%, 03/15/32	47,822
250,000	Constellium, SE*^
	3.750%, 04/15/29	214,030
167,000	HB Fuller Company
	4.250%, 10/15/28	148,077

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
215,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	$218,606
	Kaiser Aluminum Corp.*
245,000	4.625%, 03/01/28	224,253
28,000	4.500%, 06/01/31	23,725
153,000	LSF11 A5 HoldCo, LLC*
	6.625%, 10/15/29	127,793
239,000	Mercer International, Inc.
	5.125%, 02/01/29	204,732
335,000	Owens-Brockway Glass
	Container, Inc.*^
	6.625%, 05/13/27	329,821
200,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	187,126
113,000	Trinseo Materials Operating SCA /
	Trinseo Materials Finance, Inc.*^
	5.125%, 04/01/29	81,751
86,000	Univar Solutions USA, Inc.*
	5.125%, 12/01/27	83,656

		2,723,969

	Other (0.1%)
224,000	1375209 B.C., Ltd.*
	9.000%, 01/30/28	223,409
	Gen Digital, Inc.*
100,000	7.125%, 09/30/30	101,609
100,000	6.750%, 09/30/27	101,541

		426,559

	Real Estate (0.2%)
174,000	EPR Properties
	3.750%, 08/15/29	145,379
	Forestar Group, Inc.*
187,000	5.000%, 03/01/28	164,465
110,000	3.850%, 05/15/26	98,708
248,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	206,641
	Service Properties Trust
285,000	4.350%, 10/01/24	268,966
105,000	5.250%, 02/15/26	91,082

		975,241

	Special Purpose Acquisition Companies (0.1%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
220,000	6.750%, 01/15/30	182,890
107,000	4.625%, 01/15/29	94,510

		277,400

	Utilities (0.1%)
79,000	PPL Capital Funding, Inc.‡ 7.395%, 03/30/67 3 mo. USD LIBOR + 2.67%	69,558
260,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	244,642
	Vistra Corp.*‡
110,000	8.000%, 10/15/26 5 year CMT + 6.93%	107,915

PRINCIPAL AMOUNT			VALUE
105,000		7.000%, 12/15/26
		5 year CMT + 5.74%	$99,099

			521,214

		TOTAL CORPORATE BONDS
		(Cost $74,298,005)	69,366,563

CONVERTIBLE BONDS (30.3%)

		Communication Services (1.6%)
200,000	EUR	America Movil, BV
		0.000%, 03/02/24	227,167
325,000		Bharti Airtel, Ltd.*
		1.500%, 02/17/25	418,736
100,000	EUR	Cellnex Telecom, SA
		1.500%, 01/16/26	142,916
20,000,000	JPY	CyberAgent, Inc.
		0.000%, 02/19/25	162,223
		iQIYI, Inc.
185,000		2.000%, 04/01/25	181,529
179,000		4.000%, 12/15/26	156,625
		Liberty Media Corp.µ
3,576,000		2.250%, 08/15/27*	3,761,344
145,000		1.375%, 10/15/23	189,837
		Sea, Ltd.
604,000		0.250%, 09/15/26	470,057
238,000		2.375%, 12/01/25	253,318
		Snap, Inc.
538,000		0.125%, 03/01/28*µ	386,628
137,000		0.750%, 08/01/26^	127,361
200,000		Xiaomi Best Time International, Ltd.
		0.000%, 12/17/27	170,966
157,000		Zillow Group, Inc.µ
		1.375%, 09/01/26	187,029

			6,835,736

		Consumer Discretionary (6.9%)
203,000		Airbnb, Inc. 03/15/26	174,649
145,000		Booking Holdings, Inc.
		0.750%, 05/01/25	207,047
2,263,000		Burlington Stores, Inc.
		2.250%, 04/15/25	2,805,192
100,000	EUR	Delivery Hero, SE
		0.250%, 01/23/24	103,226
430,000		DISH Network Corp.µ
		2.375%, 03/15/24	400,764
410,000		DraftKings Holdings, Inc. 03/15/28	281,194
		Etsy, Inc.µ
229,000		0.125%, 10/01/26	394,166
161,000		0.125%, 09/01/27	166,270
251,000		Farfetch, Ltd.µ
		3.750%, 05/01/27	221,234
		Flight Centre Travel Group, Ltd.
3,400,000	AUD	2.500%, 11/17/27	2,429,192
200,000	AUD	1.625%, 11/01/28	116,155
11,210,000		Ford Motor Companyµ 03/15/26	11,413,125
200,000	EUR	Global Fashion Group, SA
		1.250%, 03/15/28	168,941
100,000	EUR	HelloFresh, SE
		0.750%, 05/13/25	96,637
330,000,000	JPY	Kyoritsu Maintenance Company, Ltd.
		0.000%, 01/29/26	3,363,102
235,000		Li Auto, Inc.
		0.250%, 05/01/28	267,522

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
162,000		Liberty Broadband Corp.*µ
		2.750%, 09/30/50	$158,796
214,000		Lucid Group, Inc.*
		1.250%, 12/15/26	138,116
296,000		MakeMyTrip, Ltd. 02/15/28	304,415
920,000		Marriott Vacations Worldwide
		Corp.µ 01/15/26	994,207
400,000		Meituan
		0.000%, 04/27/28	346,892
40,000,000	JPY	Mercari, Inc.
		0.000%, 07/14/28	208,293
		Ocado Group, PLC
100,000	GBP	0.875%, 12/09/25	96,419
100,000	GBP	0.750%, 01/18/27	83,147
339,000		Pinduoduo, Inc.
		0.000%, 12/01/25	328,013
194,000		Royal Caribbean Cruises, Ltd.*
		6.000%, 08/15/25	297,138
100,000	EUR	Shop Apotheke Europe, NV
		0.000%, 01/21/28	84,712
162,000		Stride, Inc.µ
		1.125%, 09/01/27	168,716
17,000		Tesla, Inc.
		2.000%, 05/15/24	142,210
314,000		Vroom, Inc.
		0.750%, 07/01/26	110,440
		Wayfair, Inc.µ
320,000		3.250%, 09/15/27*	384,317
318,000		0.625%, 10/01/25	244,564
168,000		1.000%, 08/15/26	128,636
1,900,000	GBP	WH Smith, PLC
		1.625%, 05/07/26	2,155,934
200,000	EUR	Zalando, SE
		0.050%, 08/06/25	197,270
5,000,000	HKD	Zhongsheng Group Holdings, Ltd.
		0.000%, 05/21/25	757,912

			29,938,563

		Consumer Staples (2.0%)
20,000,000	JPY	Nippn Corp.
		0.000%, 06/20/25	155,326
4,675,000		Post Holdings, Inc.*
		2.500%, 08/15/27	5,101,407
4,975,000	CAD	Premium Brands Holdings Corp.
		4.200%, 09/30/27	3,386,051

			8,642,784

		Energy (0.5%)
1,661,000		Northern Oil And Gas, Inc.*
		3.625%, 04/15/29	1,898,141
170,000		Pioneer Natural Resources Company
		0.250%, 05/15/25	400,787
		SunEdison, Inc.
2,261,000		0.250%, 01/15/49*	22,610
275,000		2.000%, 10/01/49	2,750

			2,324,288

		Financials (2.6%)
41,000,000	HKD	Citigroup Global Markets Funding
		Luxembourg SCA
		0.000%, 07/25/24	5,068,195
192,000		Coinbase Global, Inc.
		0.500%, 06/01/26	130,982
600,000	EUR	Corestate Capital Holding, SA
		1.375%, 11/28/22	92,071

PRINCIPAL AMOUNT			VALUE
100,000	GBP	Cornwall Jersey, Ltd.
		0.750%, 04/16/26	$80,230
100,000	EUR	JPMorgan Chase Bank NA
		0.000%, 02/18/24	113,801
200,000	EUR	JPMorgan Chase Financial
		Company, LLC§ 01/14/25	222,464
200,000	EUR	LEG Immobilien, SE
		0.875%, 09/01/25	204,750
314,000		Morgan Stanley Finance, LLC
		1.000%, 11/23/27	331,663
200,000	EUR	Oliver Capital Sarl
		0.000%, 12/29/23	234,013
610,000,000	JPY	SBI Holdings, Inc.
		0.000%, 09/13/23	4,687,672
210,000		Starwood Property Trust, Inc.µ
		4.375%, 04/01/23	209,567

			11,375,408

		Health Care (2.0%)
969,000		Alnylam Pharmaceuticals, Inc.*
		1.000%, 09/15/27	1,036,636
1,768,000		BioMarin Pharmaceutical, Inc.^
		0.599%, 08/01/24	1,953,446
135,000		Coherus Biosciences, Inc.
		1.500%, 04/15/26	96,053
172,000		CONMED Corp.*
		2.250%, 06/15/27	163,565
2,220,000		Dexcom, Inc.
		0.250%, 11/15/25	2,340,435
100,000	EUR	GN Store Nord AS
		0.000%, 05/21/24	100,977
205,000		Haemonetics Corp.µ 03/01/26	175,783
		Halozyme Therapeutics, Inc.µ
206,000		0.250%, 03/01/27	194,464
170,000		1.000%, 08/15/28*	189,900
73,000		Innoviva, Inc.µ
		2.500%, 08/15/25	73,022
158,000		Insmed, Inc.µ
		0.750%, 06/01/28	140,614
167,000		Integra LifeSciences Holdings Corp.µ
		0.500%, 08/15/25	163,236
163,000		Ionis Pharmaceuticals, Inc.µ
		0.000%, 04/01/26	156,835
156,000		Jazz Investments I, Ltd.µ
		2.000%, 06/15/26	183,994
101,000		Lantheus Holdings, Inc.*µ
		2.625%, 12/15/27	108,395
30,000,000	JPY	Menicon Company, Ltd.
		0.000%, 01/29/25	241,572
181,000		NeoGenomics, Inc.
		0.250%, 01/15/28	121,065
165,000		NuVasive, Inc.µ
		0.375%, 03/15/25	148,203
376,000		Oak Street Health, Inc.µ 03/15/26	323,725
145,000		Omnicell, Inc.µ
		0.250%, 09/15/25	132,537
135,000		Pacira BioSciences, Inc.µ
		0.750%, 08/01/25	124,133
163,000		Sarepta Therapeutics, Inc.*
		1.250%, 09/15/27	185,911
171,000		Tabula Rasa HealthCare, Inc.µ
		1.750%, 02/15/26	137,778
155,000		Tandem Diabetes Care, Inc.*µ
		1.500%, 05/01/25	141,614

			8,633,893

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Industrials (4.0%)
400,000		ADM Ag Holding, Ltd.µ 08/26/23	$394,572
280,000,000	JPY	ANA Holdings, Inc.
		0.000%, 12/10/31	2,346,480
1,300,000	EUR	Duerr, AG
		0.750%, 01/15/26	1,661,682
196,000		John Bean Technologies Corp.µ^
		0.250%, 05/15/26	181,592
161,000		Middleby Corp.µ
		1.000%, 09/01/25	210,456
2,720,000		Parsons Corp.
		0.250%, 08/15/25	2,977,366
3,000,000	EUR	Prysmian S.p.A
		0.000%, 02/02/26	3,478,272
5,500,000	SGD	Singapore Airlines, Ltd.
		1.625%, 12/03/25	4,678,600
176,000		Southwest Airlines Company~
		1.250%, 05/01/25	212,633
393,000		Sunrun, Inc.µ 02/01/26	279,950
630,000		ZTO Express Cayman, Inc.*
		1.500%, 09/01/27	701,625

			17,123,228

		Information Technology (6.1%)
223,000		Affirm Holdings, Inc. 11/15/26	141,469
190,000		Akamai Technologies, Inc.
		0.125%, 05/01/25	204,358
200,000	EUR	BE Semiconductor Industries, NV
		1.875%, 04/06/29	211,277
		Bill.com Holdings, Inc.
208,000		0.000%, 04/01/27	168,436
94,000		0.000%, 12/01/25	98,730
3,175,000		Block, Inc.
		0.125%, 03/01/25	3,244,945
213,000		Confluent, Inc. 01/15/27	166,415
356,000		Coupa Software, Inc.
		0.125%, 06/15/25	347,844
6,252,000		CyberArk Software, Ltd. 11/15/24	6,890,454
2,677,000		Datadog, Inc.
		0.125%, 06/15/25	2,937,044
447,000		DigitalOcean Holdings, Inc.
		12/01/26	345,924
207,000		Dropbox, Inc.µ 03/01/28	188,016
381,000	CAD	Dye & Durham, Ltd.*
		3.750%, 03/01/26	228,004
411,000		Fastly, Inc.µ 03/15/26	320,362
357,000		Five9, Inc.µ
		0.500%, 06/01/25	338,168
10,000,000	HKD	Kingsoft Corp, Ltd.
		0.625%, 04/29/25	1,382,973
175,000		LivePerson, Inc.µ 12/15/26	130,515
324,000		Lumentum Holdings, Inc.µ
		0.500%, 12/15/26	296,058
451,000		Microchip Technology, Inc.µ^
		0.125%, 11/15/24	500,917
418,000		MicroStrategy, Inc. 02/15/27	187,695
447,000		NCL Corp. Ltd.µ
		1.125%, 02/15/27	342,295
186,000		New Relic, Inc.µ
		0.500%, 05/01/23	183,617
200,000	EUR	Nexi S.p.A
		1.750%, 04/24/27	189,767
162,000		Nice, Ltd. 09/15/25	155,164
413,000		Okta, Inc.µ
		0.125%, 09/01/25	365,348

PRINCIPAL AMOUNT			VALUE
229,000		ON Semiconductor Corp.µ
		05/01/27	$343,500
		Palo Alto Networks, Inc.
190,000		0.750%, 07/01/23	340,431
148,000		0.375%, 06/01/25µ	243,063
173,000		Pegasystems, Inc.
		0.750%, 03/01/25	151,332
296,000		Repay Holdings Corp.*
		0.000%, 02/01/26	238,398
320,000		RingCentral, Inc. 03/15/26	257,962
40,000,000	JPY	SCREEN Holdings Company, Ltd.
		0.000%, 06/11/25	327,922
2,772,000		Shift4 Payments, Inc.µ 12/15/25	2,968,175
145,000		Silicon Laboratories, Inc.µ
		0.625%, 06/15/25	199,546
148,300	EUR	SOITEC 10/01/25	292,780
190,000		Splunk, Inc.µ
		1.125%, 09/15/25	187,562
200,000		Tyler Technologies, Inc.µ
		0.250%, 03/15/26	190,124
223,000		Unity Software, Inc.µ 11/15/26	172,406
200,000		Win Semiconductors Corp.
		0.000%, 01/14/26	175,274
318,000		Wix.com, Ltd. 08/15/25	274,021
170,000		Workiva, Inc.µ
		1.125%, 08/15/26	214,674
265,000		Xero Investments, Ltd.
		0.000%, 12/02/25	219,444
145,000		Zscaler, Inc.
		0.125%, 07/01/25	158,666

			26,521,075

		Materials (3.0%)
214,000		Amyris, Inc.
		1.500%, 11/15/26	67,624
8,200,000		Glencore Funding, LLC
		0.000%, 03/27/25	9,500,848
950,000		Ivanhoe Mines, Ltd.*µ
		2.500%, 04/15/26	1,316,548
2,154,000		Lithium Americas Corp.µ
		1.750%, 01/15/27	1,880,808
400,000	EUR	POSCO Holdings, Inc.
		0.000%, 09/01/26	418,740

			13,184,568

		Other (0.6%)
210,000		Cloudflare, Inc. 08/15/26	175,150
3,440,000	EUR	Edenred 09/06/24	2,275,442
110,000		Multiplan Corp.*
		6.000%, 10/15/27	71,979

			2,522,571

		Real Estate (1.0%)
2,900,000	EUR	ANLLIAN Capital, Ltd.
		0.000%, 02/05/25	4,002,304
330,000		Redfin Corp. 10/15/25	217,186
200,000		Vingroup, JSC
		3.000%, 04/20/26	156,182

			4,375,672

		TOTAL CONVERTIBLE BONDS (Cost $142,924,899)	131,477,786

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

BANK LOANS (2.1%) ¡

	Airlines (0.1%)
198,000	Mileage Plus Holdings, LLC‡
	9.996%, 06/21/27
	3 mo. LIBOR + 5.25%	$206,774
280,013	United Airlines, Inc.‡
	8.568%, 04/21/28
	3 mo. LIBOR + 3.75%	280,535

		487,309

	Communication Services (0.3%)
337,750	Clear Channel Outdoor Holdings, Inc.‡
	8.325%, 08/21/26
	3 mo. LIBOR + 3.50%	322,129
875	Clear Channel Outdoor Holdings, Inc.‡
	8.070%, 08/21/26
	1 mo. LIBOR + 3.50%	834
99,746	CMG Media Corp.‡
	8.230%, 12/17/26
	3 mo. LIBOR + 3.50%	94,873
309,649	DIRECTV Financing, LLC‡
	9.570%, 08/02/27
	1 mo. LIBOR + 5.00%	305,215
320,000	Entercom Media Corp.‡
	7.047%, 11/18/24
	1 mo. LIBOR + 2.50%	230,733
73,805	Nexstar Broadcasting, Inc.‡
	7.070%, 09/18/26
	1 mo. LIBOR + 2.50%	73,927
104,475	Univision Communications, Inc.‡
	8.830%, 06/24/29
	3 mo. SOFR + 4.25%	104,606

		1,132,317

	Consumer Discretionary (0.4%)
105,000	Caesars Entertainment, Inc.!
	0.000%, 01/20/30
	5 year CMT + 2.99%	105,038
72,430	Life Time Fitness, Inc.‡
	9.485%, 12/16/24
	3 mo. LIBOR + 4.75%	72,602
107,560	Penn National Gaming, Inc.‡
	7.411%, 05/03/29
	1 mo. SOFR + 2.75%	107,619
388,088	Petco Health and Wellness
	Company, Inc.‡
	7.976%, 03/03/28
	3 mo. SOFR + 3.25%	384,713
384,014	PetSmart, Inc.‡
	8.411%, 02/11/28
	1 mo. SOFR + 3.75%	381,935
218,500	SkyMiles IP, Ltd.‡
	8.558%, 10/20/27
	3 mo. LIBOR + 3.75%	226,340
141,190	TKC Holdings, Inc.‡
	10.070%, 05/15/28
	1 mo. LIBOR + 5.50%	118,540
363,825	WW International, Inc.‡
	8.070%, 04/13/28
	1 mo. LIBOR + 3.50%	218,597

		1,615,384

PRINCIPAL AMOUNT		VALUE

	Financials (0.2%)
214,460	AssuredPartners, Inc.!
	0.000%, 02/12/27	$212,416
210,000	Hub International, Ltd.‡
	8.220%, 11/10/29
	3 mo. SOFR + 4.00%	210,164
266,468	Jazz Financing Lux Sarl‡
	8.070%, 05/05/28
	1 mo. LIBOR + 3.50%	266,509
292,050	VFH Parent, LLC‡
	7.612%, 01/13/29
	1 mo. SOFR + 3.00%	291,137

		980,226

	Health Care (0.4%)
191,019	Amneal Pharmaceuticals, LLC‡
	8.125%, 05/04/25
	1 mo. LIBOR + 3.50%	180,554
185,711	Amneal Pharmaceuticals, LLC‡
	8.250%, 05/04/25
	3 mo. LIBOR + 3.50%	175,536
53,625	Bausch Health Companies, Inc.‡
	9.828%, 02/01/27
	1 mo. SOFR + 5.25%	41,502
140,263	Icon Luxembourg Sarl‡
	7.000%, 07/03/28
	3 mo. LIBOR + 2.25%	140,439
295,778	Mallinckrodt International Finance, SA‡
	9.986%, 09/30/27
	3 mo. LIBOR + 5.25%	227,766
235,294	Padagis, LLC‡
	9.538%, 07/06/28
	3 mo. LIBOR + 4.75%	219,608
34,947	PRA Health Sciences, Inc.‡
	7.000%, 07/03/28
	3 mo. LIBOR + 2.25%	34,990
639,621	Team Health Holdings, Inc.‡
	9.811%, 03/02/27
	1 mo. SOFR + 5.25%	533,284

		1,553,679

	Industrials (0.3%)
81,400	ACProducts, Inc.‡
	8.980%, 05/17/28
	6 mo. LIBOR + 4.25%	66,253
26,950	ACProducts, Inc.‡
	8.980%, 05/17/28
	3 mo. LIBOR + 4.25%	21,935
139,300	Air Canada‡
	8.130%, 08/11/28
	3 mo. LIBOR + 3.50%	139,673
190,000	American Airlines, Inc.‡
	9.558%, 04/20/28
	3 mo. LIBOR + 4.75%	195,403
274,313	ChampionX Corp.‡
	7.747%, 06/07/29
	1 mo. SOFR + 3.25%	274,784
269,658	Dun & Bradstreet Corp.‡
	7.767%, 02/06/26
	1 mo. LIBOR + 3.25%	269,538
227,492	Granite Holdings US Acquisition
	Company‡
	8.750%, 09/30/26
	3 mo. LIBOR + 4.00%	227,634

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
199,000	Scientific Games International,
	Inc.‡
	7.578%, 04/14/29
	1 mo. SOFR + 3.00%	$199,071
125,000	Summit Materials, LLC‡
	7.608%, 12/14/27
	3 mo. SOFR + 3.00%	125,495

		1,519,786

	Information Technology (0.1%)
209,142	Banff Merger Sub, Inc.‡
	8.320%, 10/02/25
	1 mo. LIBOR + 3.75%	205,783
183,995	Camelot U.S. Acquisition, LLC‡
	7.517%, 10/30/26
	1 mo. LIBOR + 3.00%	183,971
50,000	CDK Global, Inc.‡
	9.080%, 07/06/29
	3 mo. SOFR + 4.50%	49,961
210,623	II-VI, Inc.‡
	7.320%, 07/02/29
	1 mo. LIBOR + 2.75%	210,557

		650,272

	Materials (0.1%)
160,000	American Axle and Manufacturing,
	Inc.‡
	8.033%, 12/13/29
	1 mo. SOFR + 3.60%	160,266
264,500	Innophos, Inc.‡
	7.820%, 02/05/27
	1 mo. LIBOR + 3.25%	264,335
109,175	LSF11 A5 HoldCo, LLC‡
	8.176%, 10/15/28
	1 mo. SOFR + 3.50%	106,127
105,000	LSF11 A5 HoldCo, LLC!
	0.000%, 10/15/28	102,638

		633,366

	Special Purpose Acquisition Companies (0.2%)
210,000	AP Core Holdings II, LLC‡
	10.070%, 09/01/27
	1 mo. LIBOR + 5.50%	203,175
109,450	Clydesdale Acquisition Holdings,
	Inc.‡
	8.836%, 04/13/29
	1 mo. SOFR + 4.18%	107,703
54,588	Fertitta Entertainment, LLC‡
	8.561%, 01/27/29
	1 mo. SOFR + 4.00%	54,045
229,425	Oscar AcquisitionCo, LLC‡
	9.180%, 04/29/29
	3 mo. SOFR + 4.50%	222,797
199,500	Patagonia Holdco, LLC‡
	9.960%, 08/01/29
	3 mo. SOFR + 5.75%	168,578

		756,298

	TOTAL BANK LOANS
	(Cost $9,772,031)	9,328,637

PRINCIPAL AMOUNT			VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES (1.4%)

		Other (1.4%)
		United States Treasury Noteµ
3,600,000		2.000%, 06/30/24	$3,474,773
2,250,000		2.500%, 04/30/24	2,192,036
310,000		2.250%, 03/31/24	301,530

		TOTAL U.S. GOVERNMENT
		AND AGENCY SECURITIES
		(Cost $6,126,301)	5,968,339

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (2.7%)

		Communication Services (0.1%)
155		T-Mobile Exchangeable Trust*
		5.250%, 06/01/23	186,834

		Consumer Discretionary (1.4%)
47,515		Aptiv, PLC
		5.500%, 06/15/23	5,986,415

		Energy (0.0%)
5		Gulfport Energy Corp.
		10.000%, 03/03/23
		15.000% PIK rate	29,250

		Financials (0.3%)
417		Bank of America Corp.‡‡
		7.250%	518,831
3,178		KKR & Company, Inc.
		6.000%, 09/15/23	214,706
413		Wells Fargo & Company‡‡
		7.500%	519,550

			1,253,087

		Health Care (0.0%)
124		Danaher Corp.
		5.000%, 04/15/23	166,656

		Utilities (0.9%)
1,995		AES Corp.^
		6.875%, 02/15/24	199,181
3,319		American Electric Power
		Company, Inc.^
		6.125%, 08/15/23	170,762
		NextEra Energy, Inc.
41,636		6.219%, 09/01/23	1,993,948
35,211		6.926%, 09/01/25	1,688,367

			4,052,258

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,295,551)	11,674,500

COMMON STOCKS (82.5%)

		Communication Services (6.2%)
112,000		Alphabet, Inc. - Class A^#	11,070,080
4,575		Altice USA, Inc. - Class A#	22,417
79,900	HKD	Baidu, Inc. - Class A#	1,343,122
1,735		Cumulus Media, Inc. - Class A#	11,625

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
1		Frontier Communications Parent, Inc.#	$30
1,123	EUR	IPSOS	72,779
10,200		Meta Platforms, Inc. - Class A^#	1,519,494
96,000	EUR	Orange, SA	1,015,944
2,930	GBP	Pearson, PLC	33,414
66,700	HKD	Tencent Holdings, Ltd.	3,250,218
89,070		Tencent Holdings, Ltd. (ADR)	4,342,162
1,176,545	GBP	Vodafone Group, PLC	1,357,513
26,395		Walt Disney Company~#	2,863,594

			26,902,392

		Consumer Discretionary (10.5%)
124,700	HKD	Alibaba Group Holding, Ltd.#	1,714,458
8,175		Alibaba Group Holding, Ltd.
		(ADR)#	900,885
89,300		Amazon.com, Inc.^#	9,209,509
80,015		Arcos Dorados Holdings, Inc. -
		Class A	680,128
3,900	BRL	Arezzo Industria e Comercio, SA	67,301
1,150		AutoZone, Inc.#	2,804,677
4,387,600	PHP	Bloomberry Resorts Corp.#	742,274
650	EUR	Brunello Cucinelli S.p.A	54,139
12,500	CNY	BYD Company, Ltd. - Class A	533,935
20,700	CNY	China Tourism Group Duty Free
		Corp., Ltd. - Class A	655,438
1,110	EUR	CIE Automotive, SA	32,972
24,100	CHF	Cie Financiere Richemont, SA -
		Class A	3,715,189
108,250	GBP	Compass Group, PLC	2,585,876
21,900		Coupang, Inc. - Class A#	369,891
70,900	BRL	Cyrela Brazil Realty, SA
		Empreendimentos e Participacoes	212,017
70,000	HKD	Galaxy Entertainment Group,
		Ltd.#	487,291
161,219	HKD	JD.com, Inc. - Class A	4,787,133
190,000	HKD	Jiumaojiu International Holdings, Ltd.*	486,814
800	JPY	Kyoritsu Maintenance Company,
		Ltd.	36,539
64,000		Las Vegas Sands Corp.^#	3,776,000
123,000	HKD	Li Ning Company, Ltd.	1,215,937
1,950	EUR	LVMH Moet Hennessy Louis
		Vuitton, SE	1,702,302
25,400	INR	Mahindra & Mahindra, Ltd.	428,806
11,470	HKD	Meituan - Class B*#	256,422
1,155		MercadoLibre, Inc.#	1,364,852
119,600	HKD	New Oriental Education &
		Technology Group, Inc.#	507,680
1,100	JPY	Nextage Company, Ltd.	24,742
1,360	CAD	Pet Valu Holdings, Ltd.^	40,671
8,200	EUR	Prosus, NV#	662,111
502,200	HKD	Samsonite International, SA*#	1,496,046
236,800	HKD	Sands China, Ltd.#	888,020
1,210	EUR	Sanlorenzo S.p.A. / Ameglia	53,121
13,290		Tesla, Inc.#	2,302,094
2,900	INR	TVS Motor Company, Ltd.	36,985
6,120	AUD	Webjet, Ltd.^#	29,828
29,600	HKD	Wynn Macau, Ltd.^#	33,878
10,100	HKD	Yum China Holdings, Inc.µ	611,938

			45,507,899

		Consumer Staples (4.6%)
5,400	INR	Britannia Industries, Ltd.	285,881
77,500	GBP	British American Tobacco, PLC	2,970,869
35,550		Coca-Cola Company^	2,179,926

NUMBER OF SHARES			VALUE
5,000		Costco Wholesale Corp.	$2,555,700
26,550		General Mills, Inc.	2,080,458
6,400	INR	Hindustan Unilever, Ltd.	201,915
1,500	JPY	Kobe Bussan Company, Ltd.^	43,308
200	JPY	Kose Corp.	22,067
2,600	CNY	Kweichow Moutai Company, Ltd. - Class A	712,842
10,500	HKD	L’Occitane International, SA	29,214
20,500	CHF	Nestle, SA	2,501,185
14,000	CNY	Proya Cosmetics Company, Ltd. - Class A	342,608
71,700	BRL	Raia Drogasil, SA	350,710
67,100	JPY	Seven & i Holdings Company, Ltd.	3,167,985
106,000	HKD	Smoore International Holdings, Ltd.*^	159,791
2,351,500	IDR	Sumber Alfaria Trijaya, Tbk PT	444,509
135,000	PHP	Universal Robina Corp.	341,036
30,850	INR	Varun Beverages, Ltd.	434,668
123,400	MXN	Wal-Mart de Mexico, SAB de CV	481,988
137,000	HKD	Yihai International Holding, Ltd.#	487,509

			19,794,169

		Energy (5.3%)
3,435	CAD	ARC Resources, Ltd.	39,912
100,600	CAD	Canadian Natural Resources, Ltd.^	6,174,892
34,770	CAD	CES Energy Solutions Corp.^	75,783
2,577		Chaparral Energy, Inc. - Class A&#	109,522
650		Chesapeake Energy Corp.	56,368
17,600		Chevron Corp.~	3,062,752
14,985		Energy Transfer, LP	199,001
9,035		Enterprise Products Partners, LP	231,296
1,826		EP Energy Corp.&#	14,380
42,400		Helmerich & Payne, Inc.	2,053,856
2,930		Magellan Midstream Partners, LP	156,462
17,446		Marathon Petroleum Corp.	2,242,160
31,590	EUR	Motor Oil Hellas Corinth Refineries, SA	771,990
136,900	THB	PTT Exploration & Production, PCL	710,361
36,300	INR	Reliance Industries, Ltd.	1,048,406
98,974		Schlumberger, Ltd.	5,639,538
3,570		TechnipFMC, PLC#	49,587
236,600	IDR	United Tractors, Tbk PT	388,439
2,500		Williams Companies, Inc.^	80,600

			23,105,305

		Financials (13.0%)
373,000	HKD	AIA Group, Ltd.	4,217,751
11,000		Aon, PLC - Class A	3,505,480
141,500	BRL	B3, SA - Brasil Bolsa Balcao	361,255
1,133,979	IDR	Bank Central Asia, Tbk PT	643,543
2,823,800	IDR	Bank Mandiri Persero, Tbk PT	1,881,600
189,000		Bank of America Corp.^~	6,705,720
11,000	EUR	Bank of Ireland Group, PLC	117,522
347,000	PHP	Bank of the Philippine Islands	668,150
8,710	GBP	Beazley, PLC	71,678
8,250		Chubb, Ltd.	1,876,793
6,000	JPY	Concordia Financial Group, Ltd.	26,366
111,948	AED	First Abu Dhabi Bank, PJSC	415,258
96,700	ZAR	FirstRand, Ltd.	359,298
85,400	MXN	Grupo Financiero Banorte, SAB de CV - Class O	707,491
33,400	KRW	Hana Financial Group, Inc.	1,326,889
243,450	INR	HDFC Bank, Ltd.	4,797,634

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
4,450	INR	Housing Development Finance Corp., Ltd.	$143,578
34,300		ICICI Bank, Ltd. (ADR)^	714,469
150,716		Itau Unibanco Holding, SA	750,566
50,675		JPMorgan Chase & Company~	7,092,473
582	DKK	Jyske Bank, A/S#	41,976
156,300	THB	Kasikornbank PCL	686,787
4,120,000	GBP	Lloyds Banking Group, PLC	2,681,277
44,285		Morgan Stanley^	4,310,259
260,000	HKD	Ping An Insurance Group
		Company of China, Ltd. - Class H	2,019,603
18,400	SAR	Saudi National Bank	232,936
10,025	AUD	Steadfast Group, Ltd.	37,245
67,100	JPY	Sumitomo Mitsui Financial Group, Inc.	2,916,237
85,070		UBS Group, AG^#	1,825,602
111,125		Wells Fargo & Company^~	5,208,429

			56,343,865

		Health Care (7.9%)
3,370		Abcam, PLC#	46,742
23,100	GBP	AstraZeneca, PLC	3,026,388
53,700	THB	Bumrungrad Hospital PCL	353,011
14,355		Danaher Corp.^	3,795,175
790	GBP	Dechra Pharmaceuticals, PLC	28,018
16,060		Eli Lilly & Company^	5,527,049
3,940	GBP	Ergomed, PLC#	58,368
10,104		GE Healthcare, Inc.#	702,430
6,010		Humana, Inc.	3,075,317
77,060	BRL	Hypera, SA	704,368
5,500	CHF	Lonza Group, AG	3,137,427
4,208		Mallinckrodt, PLC#	31,560
66,500		Novo Nordisk, A/S	9,228,870
2,200	JPY	Sosei Group Corp.^#	41,671
106	CHF	Tecan Group, AG	44,486
6,865		UnitedHealth Group, Inc.^	3,426,939
98,000	HKD	Wuxi Biologics Cayman, Inc.*#	818,339

			34,046,158

		Industrials (8.4%)
1,340	EUR	Aalberts, NV	63,359
27,500	EUR	Airbus, SE	3,447,561
312,000	THB	Airports of Thailand PCL#	701,787
37,029	EUR	Alstom, SA	1,101,063
44,432	GBP	Ashtead Group, PLC	2,926,681
1,900	JPY	BayCurrent Consulting, Inc.^	80,768
58	CHF	Burckhardt Compression Holding, AG	35,910
31,200	CAD	Canadian Pacific Railway, Ltd.^	2,462,609
7,100	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	492,496
955	EUR	DO & CO, AG#	101,135
1,940	EUR	Duerr, AG	74,019
750	JPY	Ebara Corp.	31,845
5,250		EMCOR Group, Inc.	778,312
30,312		General Electric Company	2,439,510
27,400	MXN	Grupo Aeroportuario del Pacifico, SAB de CV - Class B	471,928
1,410	SEK	Hexatronic Group, AB	17,355
16,570	INR	Hindustan Aeronautics, Ltd.	520,317
90,000	PHP	International Container Terminal Services, Inc.	342,139
1,040	EUR	Interpump Group S.p.A^	54,236
900	JPY	Japan Airport Terminal Company, Ltd.#	46,912

NUMBER OF SHARES			VALUE
8,300	INR	Larsen & Toubro, Ltd.	$215,718
9,280	SEK	Munters Group, AB*	88,978
35,300	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	336,733
35,100		Quanta Services, Inc.	5,341,869
31,500		Raytheon Technologies Corp.	3,145,275
39,000	EUR	Schneider Electric, SE	6,326,406
54,502	CNY	Shanghai International Airport Company, Ltd. - Class A#	489,633
7,550	INR	Siemens, Ltd.	272,623
390	EUR	Societe BIC, SA	28,316
2,185	JPY	Sojitz Corp.	43,320
1,395	CAD	Stantec, Inc.^	72,720
45,000	HKD	Techtronic Industries Company, Ltd.	580,130
2,600	JPY	THK Company, Ltd.	55,178
500	JPY	Visional, Inc.^#	36,229
18,250		Waste Management, Inc.~	2,823,822
178,700	CNY	YTO Express Group Company, Ltd. - Class A	556,378

			36,603,270

		Information Technology (21.2%)
18,300		Accenture, PLC - Class A	5,106,615
1,840	EUR	AIXTRON, SE	54,824
312	EUR	Alten, SA	47,941
66,700		Apple, Inc.^	9,624,143
13,720		ASML Holding, NV	9,066,725
9,310		Automatic Data Processing, Inc.	2,102,291
252		CyberArk Software, Ltd.#	35,502
1,970	SAR	Elm Company	187,811
405	EUR	Elmos Semiconductor SE	27,515
340		Endava, PLC (ADR)#	29,876
28,901		Infosys, Ltd. (ADR)	543,339
6,800		Intuit, Inc.	2,874,156
14,900	JPY	Keyence Corp.	6,859,494
1,150	GBP	Keywords Studios, PLC	40,392
436	CAD	Kinaxis, Inc.#	50,676
294,000	HKD	Kingdee International Software Group Company, Ltd.#	641,658
1,500	KRW	Koh Young Technology, Inc.#	21,050
1,955	EUR	Lectra	81,420
25,000	TWD	MediaTek, Inc.	604,024
48,900		Microsoft Corp.~	12,117,909
540,000	EUR	Nokia Oyj	2,560,419
31,890		NVIDIA Corp.^~	6,230,349
53,250		Oracle Corp.	4,710,495
4,050	GBP	Sage Group, PLC	38,911
12,600		Salesforce, Inc.^#	2,116,422
54,040	KRW	Samsung Electronics Company, Ltd.	2,691,745
100	JPY	SHIFT, Inc.#	18,664
7,000	TWD	Silergy Corp.	142,446
16,600	KRW	SK Hynix, Inc.	1,200,907
853,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	15,052,705
22,825		Taiwan Semiconductor Manufacturing Company, Ltd.	2,116,562
75,640	BRL	TOTVS, SA	448,061
291,000	HKD	Travelsky Technology, Ltd. - Class H	604,859
112,000	CNY	Venustech Group, Inc. - Class A	495,765
14,550		Visa, Inc. - Class A	3,349,555

			91,895,226

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Materials (3.6%)

174,625	CAD	Barrick Gold Corp.	$3,414,936
175,640		Cemex, SAB de CV#	937,918
219,750	AED	Fertiglobe, PLC	239,719
75,095		Freeport-McMoRan, Inc.^	3,350,739
2,895	AUD	IGO, Ltd.	30,094
105,700	JPY	Nippon Steel Corp.	2,200,116
521,200	NOK	Norsk Hydro, ASA	4,225,810
1,250	JPY	OSAKA Titanium Technologies Company, Ltd.	35,468
16,900	ZAR	Sasol, Ltd.	307,019
21,200		Vale, SA - Class B	396,016
290,000	HKD	Zijin Mining Group Company Ltd.- Class H	479,675

			15,617,510

		Real Estate (0.2%)
935,500	PHP	Ayala Land, Inc.	504,573
98,800	INR	DLF, Ltd.	431,699

			936,272

		Special Purpose Acquisition Companies (1.0%)#
2,830		Intelsat Emergence, SA&#	65,798
82,300	GBP	Shell, PLC	2,416,143
55,200	EUR	Shell, PLC	1,618,914

			4,100,855

		Utilities (0.6%)

5,418		DTE Energy Company^	630,435
45,801	EUR	Engie,SA#	648,299
29,000	EUR	RWE, AG	1,291,047

			2,569,781

		TOTAL COMMON STOCKS (Cost $446,201,917)	357,422,702

PREFERRED STOCKS (0.2%)

		Consumer Discretionary (0.1%)
1,597		Guitar Center, Inc.&	198,826

		Energy (0.1%)
8,220		NuStar Energy, LP‡^
		10.379%, 03/02/23
		3 mo. USD LIBOR + 5.64%	191,033
3,725		NuStar Energy, LP‡
		11.502%, 03/02/23
		3 mo. USD LIBOR + 6.77%	93,200
8,335		NuStar Logistics, LP‡
		11.526%, 01/15/43
		3 mo. USD LIBOR + 6.73%	208,958

			493,191

		Financials (0.0%)
5,357		B Riley Financial, Inc.µ
		5.250%, 08/31/28	113,783

		TOTAL PREFERRED STOCKS (Cost $831,163)	805,800

NUMBER OF SHARES			VALUE

WARRANTS (0.0%) #

		Energy (0.0%)

13,401		Mcdermott International, Ltd.&
		06/30/27, Strike $15.98	$2
12,061		Mcdermott International, Ltd.
		06/30/27, Strike $12.33	1

		TOTAL WARRANTS (Cost $5,152)	3

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.6%) #

		Industrials (0.0%)
53	EUR	Schneider Electric, SE
790,822		Call, 06/16/23, Strike 150.00	47,248

		Materials (0.1%)
5,550		Cemex SAB de CV
2,963,700		Call, 07/21/23, Strike $5.00	457,875

		Other (0.5%)
4,000		iShares MSCI EAFE ETF
28,620,000		Put, 12/15/23, Strike $60.00	540,000
950		iShares MSCI South Korea ETF
6,029,650		Call, 04/21/23, Strike $64.00	263,625
1,280		iShares MSCI Taiwan ETF
5,735,680		Call, 06/16/23, Strike $44.81	355,200
700		SPDR S&P 500 ETF Trust
28,453,600		Put, 12/15/23, Strike $360.00	847,350

			2,006,175

		TOTAL PURCHASED OPTIONS (Cost $4,271,016)	2,511,298

TOTAL INVESTMENTS (135.8%)
(Cost $698,726,035)			588,555,628

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-16.2%)			(70,000,000)

LIABILITIES, LESS OTHER ASSETS (-19.6%)			(85,150,331)

NET ASSETS (100.0%)			$433,405,297

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $39,316,917.
@	In default status and considered non-income producing.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2023.
^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $23,598,033.

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2023

	Value	% of Total Investments

US Dollar	$384,317,617	65.3%
European Monetary Unit	36,575,811	6.2%
Hong Kong Dollar	34,326,566	5.8%
Japanese Yen	27,179,499	4.6%
British Pound Sterling	20,651,258	3.5%
Canadian Dollar	15,946,254	2.7%
New Taiwan Dollar	15,799,175	2.7%
Swiss Franc	9,434,197	1.6%
Indian Rupee	8,818,230	1.5%
South Korean Won	5,240,591	0.9%
Singapore Dollar	4,678,600	0.8%
Chinese Yuan Renminbi	4,615,828	0.8%
Norwegian Krone	4,225,810	0.7%
Indonesian Rupiah	3,358,091	0.6%
Australian Dollar	2,642,514	0.5%
Philippine Peso	2,598,172	0.4%
Thai Baht	2,451,946	0.4%
Brazilian Real	2,143,712	0.4%
Mexican Peso	1,661,407	0.3%
South African Rand	666,317	0.1%
UAE Dirham	654,977	0.1%
Saudi Riyal	420,747	0.1%
Swedish Krona	106,333	—%
Danish Krone	41,976	—%

Total Investments	$588,555,628	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment strategy is to generate a high level of current income with a secondary objective of capital appreciation. Under normal circumstances, the Fund will invest primarily in a globally diversified portfolio of convertible instruments, common and preferred stocks, and income-producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 40% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”) to perfom fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are dertermined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2023 was as follows*:

Cost basis of investments	$698,726,035
Gross unrealized appreciation	11,591,793
Gross unrealized depreciation	(121,762,200)
Net unrealized appreciation (depreciation)	$(110,170,407)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 1,060,000 MRPS were issued with an aggregate liquidation preference of $26.5 million. On September 6, 2017, 2,600,000 MRPS were issued with an aggregate liquidation preference of $65.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations. The MRPS are divided into four series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2023.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	860	$25	$21,500,000
Series C	9/06/27	4.24%	880	$25	$22,000,000
Series D	8/24/26	2.45%	200	$25	$5,000,000
Series E	5/24/27	2.68%	860	$25	$21,500,000

				Total	$70,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended January 31, 2023, all MRPS were rated `AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series A, B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as Kroll, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as Kroll, by application of the applicable rating agency guidelines.

With regard to Series D and E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.